Clockwise Core Equity & Innovation ETF

Schedule of Investments

November 30, 2025 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Auto Manufacturers - 4.0%
Tesla, Inc. (a)	1,744	$750,216

Beverages - 7.2%
Coca-Cola Co.	10,823	791,378
Constellation Brands, Inc. - Class A	4,100	559,158
		1,350,536

Commercial Services - 1.2%
Quanta Services, Inc.	460	213,845

Computers - 7.9%
Apple, Inc.	5,280	1,472,328

Diversified Financial Services - 0.9%
Coinbase Global, Inc. - Class A (a)	600	163,692

Electric - 6.2%
Dominion Energy, Inc.	15,382	965,528
NextEra Energy, Inc.	2,100	181,209
		1,146,737

Healthcare - Services - 2.9%
Molina Healthcare, Inc (a)	3,700	548,562

Internet - 24.4%
Alibaba Group Holding Ltd. - ADR	3,500	550,550
Alphabet, Inc. - Class A	3,559	1,139,521
Amazon.com, Inc. (a)	3,977	927,516
Meta Platforms, Inc. - Class A	893	578,619
Netflix, Inc. (a)	1,760	189,341
Reddit, Inc. - Class A (a)	2,700	584,469
Robinhood Markets, Inc. - Class A (a)	3,200	411,168
Spotify Technology SA (a)	300	179,661
		4,560,845

Mining - 5.2%
Newmont Corp.	10,700	970,811

Retail - 8.9%
Dollar General Corp.	3,400	372,266
Dominos Pizza, Inc.	1,300	545,519
McDonald’s Corp.	2,400	748,368
		1,666,153

Semiconductors - 15.4%
Broadcom, Inc.	3,300	1,329,768
Micron Technology, Inc.	3,390	801,667
NVIDIA Corp.	4,250	752,250
		2,883,685

Software - 5.8%
Microsoft Corp.	2,201	1,082,914

Telecommunications - 2.9%
Cisco Systems, Inc.	7,117	547,582
TOTAL COMMON STOCKS (Cost $15,776,634)		17,357,906

EXCHANGE TRADED FUNDS - 5.3%
Direxion Daily Semiconductors Bear 3x Shares	25,700	88,151
ProShares UltraPro Short QQQ	7,939	543,107

ProShares UltraShort QQQ	18,000	363,600
TOTAL EXCHANGE TRADED FUNDS (Cost $1,049,478)		994,858

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.92% (b)	111,251	111,251
TOTAL MONEY MARKET FUNDS (Cost $111,251)		111,251

TOTAL INVESTMENTS - 98.8% (Cost $16,937,363)		18,464,015
Other Assets in Excess of Liabilities - 1.2%		221,365
TOTAL NET ASSETS - 100.0%		$18,685,380

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Clockwise Core Equity & Innovation ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,357,906	$—	$—	$17,357,906
Exchange Traded Funds	994,858	—	—	994,858
Money Market Funds	111,251	—	—	111,251
Total Investments	$18,464,015	$—	$—	$18,464,015

Refer to the Schedule of Investments for further disaggregation of investment categories.